Offerings	Dec. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Amount Registered | shares	1,035,000
Proposed Maximum Offering Price per Unit	9.00
Maximum Aggregate Offering Price	$ 9,315,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,286.40
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Includes 135,000 additional shares that the underwriters have the option to purchase to cover over-allotment, if any.

Pursuant to Rule 416 under the Securities Act, we are also registering an indeterminate number of additional ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Includes 135,000 additional shares that the underwriters have the option to purchase to cover over-allotment, if any.

Pursuant to Rule 416 under the Securities Act, we are also registering an indeterminate number of additional ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

In accordance with Rule 457(g) under the Securities Act, because the shares of the registrant’s Class A Ordinary Shares underlying the underwriter’s warrants (“Underwriter Warrants”) are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares underlying Underwriter's Warrants
Amount Registered | shares	51,750
Proposed Maximum Offering Price per Unit	9.90
Maximum Aggregate Offering Price	$ 512,325.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 70.75
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Includes 135,000 additional shares that the underwriters have the option to purchase to cover over-allotment, if any.

Pursuant to Rule 416 under the Securities Act, we are also registering an indeterminate number of additional ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

In accordance with Rule 457(g) under the Securities Act, because the shares of the registrant’s Class A Ordinary Shares underlying the underwriter’s warrants (“Underwriter Warrants”) are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.

We have agreed to issue, on the closing date of this Offering, warrants to our underwriter, to purchase 5% of the aggregate number of Class A Ordinary Shares sold by the Registrant. The Underwriter’s Warrants are exercisable for a period of 5 years after the closing date of this Offering and have an exercise price that is equal to 110% of the price of the Class A Ordinary Shares offered hereby. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the Underwriter Warrants is $512,325 with an exercise price of $9.90 per share (which is equal to 110% of the proposed maximum offering price of our Class A Ordinary Shares offered hereby.) Includes Class A Ordinary Shares that are issuable upon the exercise of the over-allotment option of the underwriter.